Long-term debt-Credit facility-Additional Information (Details) (USD $)	12 Months Ended	7 Months Ended	9 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2014	Jul. 22, 2008	Sep. 30, 2013	May 28, 2013	Jul. 02, 2014	Dec. 17, 2012	Aug. 30, 2013
Debt Instrument [Line Items]
Number of vessels secured the Facility with First priority Mortgages	18
Number of ship owning companies as corporate guarantees	18
Credit facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity		$ 1,000,000,000
Portion of the Facility used to repay existing indebtness		631,340,000
Line of Credit Facility Frequency of Payments		quarterly
Line of Credit number of outstanding periodic payments of principal	14
Line of Credit Periodic Payment of Principal	22,473,000
Balloon payment	271,261,000
Loan facility amalgamation date	June 30, 2011
Third supplemental agreement date	September 6,2011
Credit facility and certain term loans [Member]
Debt Instrument [Line Items]
Minimum liquidity ratio	3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets	0.75:1
Maximum net funded debt to total net assets ratio for other term loans	80.00%
Minimum liquidity amount	30,000,000
Minimum Ratio of EBITDA to net interest expense	2.50:1
Minimum Market Value Adjusted Net Worth	500,000,000
Fourth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels replaced existing vessels with first priority mortgage(s)						2
MSC Antwerp (ex Sophia Britannia) disposal [Member]
Debt Instrument [Line Items]
Facility repayments due to sale of vessel			$ 1,500,000
Fifth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels changed their flag				5
Sixth supplemental agreement [Member]
Debt Instrument [Line Items]
Number of vessels replaced existing vessels with first priority mortgage(s)							2
Seventh supplemental agreement [Member]
Debt Instrument [Line Items]
Seventh supplemental agreement additional information					On July 2, 2014 contemporaneously with the restructuring with a major charterer discussed in note 4, the Company entered into a seventh supplemental agreement which amends the calculation method of the security value maintenance of the original agreement, for two of the vessels included in the Credit Facility, which are chartered with the specific charterer.